Intangible Assets and Intellectual Property - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended
	Feb. 13, 2012 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Sep. 30, 2012 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Dec. 31, 2011 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Sep. 30, 2012 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2011 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2008 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2008 AR-12 License Agreement Ohio State University Research Foundation	Dec. 31, 2008 AR-42 License Agreement Ohio State University Research Foundation	Dec. 31, 2006 AR-67 License Agreement University Of Pittsburgh	Sep. 30, 2012 AR-67 License Agreement University Of Pittsburgh	Jan. 12, 2012 AR-67 License Agreement University Of Pittsburgh	Dec. 31, 2011 AR-67 License Agreement University Of Pittsburgh	Dec. 31, 2006 AR-67 License Agreement University Of Pittsburgh Third And Fourth Anniversaries	Dec. 31, 2006 AR-67 License Agreement University Of Pittsburgh Fifth And Sixth Anniversaries	Dec. 31, 2011 AR-67 License Agreement University Of Pittsburgh Seventh Anniversary And Annually Thereafter	Dec. 31, 2006 AR-67 License Agreement University Of Pittsburgh Seventh Anniversary And Annually Thereafter
Finite-Lived Intangible Assets [Line Items]
Cash paid under license agreement	$ 500,000					$ 450,000			$ 350,000
Aggregate potential milestone payments	15,100,000				200,000		6,100,000	5,100,000
License agreement termination date		2032-02-13	2032-02-13
Written notice period for termination of license agreement if breach is not cured		90 days	90 days	90 days	90 days
Prior written notice period for termination of license agreement by the company for any reason		90 days	90 days	90 days	90 days
Potential milestone payments, due after market approval							5,000,000	4,000,000
License agreement expiration date				20 years	20 years
Annual license fees											250,000		200,000	250,000		350,000
Notice period											60 days
Outstanding license fees										250,000		250,000
Reimbursed Of Past Patent Expenses															$ 373,000